SHARE-BASED PAYMENT - Share-based Compensation Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENT
Total stock-based compensation expense	$ 4,778	$ 8,792	$ 7,272
General and administrative
SHARE-BASED PAYMENT
Total stock-based compensation expense	2,245	4,296	3,082
Research and development
SHARE-BASED PAYMENT
Total stock-based compensation expense	2,071	3,859	3,549
Selling and marketing
SHARE-BASED PAYMENT
Total stock-based compensation expense	$ 462	$ 637	$ 641